Share Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 24, 2018
Disclosure of reserves within equity [line items]
Stock authorized for repurchase (in shares)		25,513,043
Public float authorization		10.00%
Repurchased and canceled (in shares)	2,748,352
Repurchased and canceled	$ 11.4
Repurchased and canceled (usd per share)	$ 4.17
Reduction of issued capital	$ 26.1
Gain recognized in deficit due to repurchased and cancelled shares	$ 14.7